INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of	As of
	September 30, 2025	September 30, 2024
Land use rights	$4,168,167	$4,226,520
Software	6,376,569	1,118,650
License for drug manufacturing	56,293	57,082
Total	10,601,029	5,402,252
Less: accumulated amortization	(6,113,448)	(862,905)
Intangible assets, net	$4,487,581	$4,539,347

Schedule of estimated future amortization expense for intangible assets

Amortization
Year ending September 30,	expense
2026	113,777
2027	100,733
2028	100,507
2029	100,507
Thereafter	4,072,057
$4,487,581